Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2013-1 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

March 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	30	234,047.96	715	10,008,519.32
Liquidation Proceeds and Recoveries on Defaulted Receivables	170	200,968.90	645	6,217,422.98
Net Loss Amount	30	33,079.06	715	3,791,096.34
Net Loss % of Average Portfolio Balance (Annualized)		0.30%
Cumulative Net Loss % of Initial Balance				0.30%
Average Net Loss of Assets Experiencing a Loss				5,302.23